Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid insurance	$ 17,490	$ 17,794
Prepaid service fee	44,810	50,538
Rental deposits	71,823	4,206
Other receivables		4,545
Other deposits	5,510	8,233
Total	$ 139,633	$ 85,316